Investment in Interest-Earning Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment in Interest-Earning Time Deposits [Abstract]
Due in one year or less	$ 3,042	$ 3,325
Due after one year through five years	4,591	4,807
Total	$ 7,633	$ 8,132